UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005

Check here if Amendment                 [   ]; Amendment Number:
This Amendment (Check only one.):       [   ]  is a restatement
                                        [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name              Allen Holding Inc.
         --------------------------------------------------
Address           711 Fifth Avenue
         --------------------------------------------------
                   New York, New York 10022
         --------------------------------------------------

Form 13F File Number:      28-4174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Howard M. Felson
         ----------------------------------------
Title:        Vice President
         ----------------------------------------
Phone:        (212) 832-8000
         ----------------------------------------
Signature, Place, and Date of Signing:

 /s/ HOWARD FELSON        New York, New York     August 9, 2005
-------------------    ---------------------      ---------------------------
[Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager Form 13F:

File Number             NAME
28-11378                Allen Investment Management LLC

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                    1

Form 13F Information Table Entry Total:                              26

Form 13F Information Table Value Total:                    $ 260,896,042
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment mangers with respect to which this report is filed, other than the manager filing this report.

       Form 13F File
No.       Number            Name
----    ------------    -----------------------------
1.     28-3765          Allen & Company Incorporated


     Explanatory Note: Allen Holding Inc. ("AHI") hereby advises that Allen Investment Management LLC ("Allen Investment") and AHI may be deemed to share investment discretion for purposes of Rule 13f-1(b) of the Securities Exchange Act of 1934 (the "Act") over certain 13(f) securities for which Allen Investment exercises direct control. Allen Investment is separately filing a Form 13F which includes the 13(f) securities for which it may be deemed to share investment discretion with AHI. This statement shall not be deemed an admission that AHI and Allen Investment share beneficial ownership of reported securities for other purposes, including Section 13(d) of the Act.

           ITEM 1          ITEM 2    ITEM 3       ITEM 4                 ITEM 5

                                                    TOTAL
       NAME OF ISSUER      CLASS  CUSIP NUMBER           VALUE           POSITION       CLASS

ABGENIX INC                COM       00339B107        429,000              50,000          SHS
ASK JEEVES INC             COM       045174109      1,056,487              34,983          SHS
BERKSHIRE HATHAWAY INC DEL CL A      084670108     25,050,000                 300          SHS
CENTENE CORP DEL           COM       15135B101        449,300              13,380          SHS
COCA COLA CO               COM       191216100     98,025,660           2,347,920          SHS
CONVERA CORP               CL A      211919105        847,926             173,400          SHS
CONVERA CORP               CL A      211919105      2,445,000             500,000          SHS
CONVERA CORP               CL A      211919105     15,539,667           3,177,846          SHS
CONVERA CORP               CL A      211919105        234,720              48,000          SHS
CONVERA CORP               CL A      211919105      7,261,650           1,485,000          SHS
CONVERA CORP               CL A      211919105        489,000             100,000          SHS
CONVERA CORP               CL A      211919105        146,700              30,000          SHS
CONVERA CORP               CL A      211919105        326,002              66,667          SHS
CONVERA CORP               CL A      211919105     30,866,057           6,312,077          SHS
IAC INTERACTIVECORP        COM       44919P102     53,217,799           2,215,562          SHS
IAC INTERACTIVECORP        COM       44919P102      4,103,769             170,848          SHS
IAC INTERACTIVECORP        COM       44919P102        827,201              34,438          SHS
INFINITY PPTY & CAS CORP   COM       45665Q103        523,200              15,000          SHS
INTEL CORP                 COM       458140100     13,010,000             500,000          SHS
KNOT INC                   COM       499184109      1,396,500             210,000          SHS
MANNKIND CORP              COM       56400P201        897,274              89,281          SHS
ONVIA INC                  COM NEW   68338T403        371,250              75,000          SHS
OPSWARE INC                COM       68383A101        722,688             141,150          SHS
PETMED EXPRESS INC         COM       716382106        232,873              30,204          SHS
PRICELINE COM INC          COM NEW   741503403      2,258,344              96,800          SHS
PRICELINE COM INC          COM NEW   741503403        167,976               7,200          SHS


                                                 ------------
                                                 260,896,042
                                                 ============



           ITEM 1                  ITEM 6            ITEM 7         ITEM 8
                             ---INVESTMENT DISCRETION---       ---VOTING AUTHORITY---
                              (a)      (b)     (C)              (a)    (b)    (C)
       NAME OF ISSUER       SOLE    SHARED   OTHER  MANAGERS  SOLE    SHAREDOTHER

ABGENIX INC                            50000           1       50000
ASK JEEVES INC                         34983                    34983
BERKSHIRE HATHAWAY INC DEL               300           1          300
CENTENE CORP DEL                       13380                    13380
COCA COLA CO                         2347920           1      2347920
CONVERA CORP                          173400           1       173400
CONVERA CORP                          500000           1       500000
CONVERA CORP                         3177846           1      3177846
CONVERA CORP                           48000           1        48000
CONVERA CORP                         1485000           1      1485000
CONVERA CORP                          100000                   100000
CONVERA CORP                           30000                    30000
CONVERA CORP                           66667                    66667
CONVERA CORP                6312077                           6312077
IAC INTERACTIVECORP                  2215562           1      2215562
IAC INTERACTIVECORP                   170848           1       170848
IAC INTERACTIVECORP           34438                             34438
INFINITY PPTY & CAS CORP               15000                    15000
INTEL CORP                            500000           1       500000
KNOT INC                              210000                   210000
MANNKIND CORP                          89281           1        89281
ONVIA INC                              75000                    75000
OPSWARE INC                           141150                   141150
PETMED EXPRESS INC                     30204                    30204
PRICELINE COM INC                      96800           1        96800
PRICELINE COM INC                       7200           1         7200
